Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000029000
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Advisor Class
Trading Symbol	AGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 3000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,197	$10,655	$10,934
07/16	$11,492	$11,253	$11,325
07/17	$13,537	$13,059	$13,366
07/18	$17,173	$15,179	$16,421
07/19	$19,555	$16,391	$18,045
07/20	$24,141	$18,351	$23,141
07/21	$32,674	$25,040	$31,664
07/22	$26,729	$23,878	$27,658
07/23	$30,836	$26,986	$32,351
07/24	$38,864	$32,963	$40,829
01/25	$45,685	$36,297	$46,613

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	17.54%	32.21%	17.02%	16.41%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 3000 Growth Index	14.17%	32.22%	18.25%	16.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,608,013,199
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 5,655,972
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,608,013,199
# of Portfolio Holdings	55
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,655,972

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$157,928,377	9.8%
Meta Platforms, Inc. - Class A	$123,935,929	7.7%
NVIDIA Corp.	$107,590,044	6.7%
Visa, Inc. - Class A	$73,326,696	4.6%
Microsoft Corp.	$57,042,526	3.5%
Broadcom, Inc.	$55,342,282	3.4%
Eli Lilly & Co.	$51,835,312	3.2%
Alphabet, Inc. - Class C	$51,333,797	3.2%
Netflix, Inc.	$49,482,662	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$45,877,083	2.9%
Total	$773,694,708	48.1%

Sector Breakdown

Value	Value
Information Technology	31.6%
Consumer Discretionary	17.8%
Communication Services	15.5%
Health Care	13.0%
Industrials	9.3%
Financials	5.6%
Consumer Staples	5.3%
Materials	0.8%
Short-Term Investments	1.4%
Other assets less liabilities	-0.3%

Material Fund Change [Text Block]
C000028997
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class A
Trading Symbol	AGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRFX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRFX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.07%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
01/15	$9,574	$10,000	$10,000
07/15	$10,707	$10,655	$10,934
07/16	$10,964	$11,253	$11,325
07/17	$12,881	$13,059	$13,366
07/18	$16,301	$15,179	$16,421
07/19	$18,515	$16,391	$18,045
07/20	$22,801	$18,351	$23,141
07/21	$30,783	$25,040	$31,664
07/22	$25,119	$23,878	$27,658
07/23	$28,907	$26,986	$32,351
07/24	$36,341	$32,963	$40,829
01/25	$42,665	$36,297	$46,613

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	17.40%	31.87%	16.73%	16.12%
Class A (with sales charges)	12.41%	26.27%	15.72%	15.61%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 3000 Growth Index	14.17%	32.22%	18.25%	16.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,608,013,199
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 5,655,972
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,608,013,199
# of Portfolio Holdings	55
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,655,972

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$157,928,377	9.8%
Meta Platforms, Inc. - Class A	$123,935,929	7.7%
NVIDIA Corp.	$107,590,044	6.7%
Visa, Inc. - Class A	$73,326,696	4.6%
Microsoft Corp.	$57,042,526	3.5%
Broadcom, Inc.	$55,342,282	3.4%
Eli Lilly & Co.	$51,835,312	3.2%
Alphabet, Inc. - Class C	$51,333,797	3.2%
Netflix, Inc.	$49,482,662	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$45,877,083	2.9%
Total	$773,694,708	48.1%

Sector Breakdown

Value	Value
Information Technology	31.6%
Consumer Discretionary	17.8%
Communication Services	15.5%
Health Care	13.0%
Industrials	9.3%
Financials	5.6%
Consumer Staples	5.3%
Materials	0.8%
Short-Term Investments	1.4%
Other assets less liabilities	-0.3%

Material Fund Change [Text Block]
C000028999
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class C
Trading Symbol	AGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.83%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,141	$10,655	$10,934
07/16	$11,323	$11,253	$11,325
07/17	$13,202	$13,059	$13,366
07/18	$16,584	$15,179	$16,421
07/19	$18,697	$16,391	$18,045
07/20	$22,850	$18,351	$23,141
07/21	$30,619	$25,040	$31,664
07/22	$24,797	$23,878	$27,658
07/23	$28,318	$26,986	$32,351
07/24	$35,334	$32,963	$40,829
01/25	$41,347	$36,297	$46,613

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	17.02%	30.96%	15.86%	15.25%
Class C (with sales charges)	16.65%	30.55%	15.86%	15.25%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 3000 Growth Index	14.17%	32.22%	18.25%	16.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,608,013,199
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 5,655,972
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,608,013,199
# of Portfolio Holdings	55
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,655,972

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$157,928,377	9.8%
Meta Platforms, Inc. - Class A	$123,935,929	7.7%
NVIDIA Corp.	$107,590,044	6.7%
Visa, Inc. - Class A	$73,326,696	4.6%
Microsoft Corp.	$57,042,526	3.5%
Broadcom, Inc.	$55,342,282	3.4%
Eli Lilly & Co.	$51,835,312	3.2%
Alphabet, Inc. - Class C	$51,333,797	3.2%
Netflix, Inc.	$49,482,662	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$45,877,083	2.9%
Total	$773,694,708	48.1%

Sector Breakdown

Value	Value
Information Technology	31.6%
Consumer Discretionary	17.8%
Communication Services	15.5%
Health Care	13.0%
Industrials	9.3%
Financials	5.6%
Consumer Staples	5.3%
Materials	0.8%
Short-Term Investments	1.4%
Other assets less liabilities	-0.3%

Material Fund Change [Text Block]
C000029003
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class I
Trading Symbol	AGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGFIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGFIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.87%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 3000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,204	$10,655	$10,934
07/16	$11,510	$11,253	$11,325
07/17	$13,577	$13,059	$13,366
07/18	$17,246	$15,179	$16,421
07/19	$19,659	$16,391	$18,045
07/20	$24,296	$18,351	$23,141
07/21	$32,907	$25,040	$31,664
07/22	$26,938	$23,878	$27,658
07/23	$30,991	$26,986	$32,351
07/24	$39,065	$32,963	$40,829
01/25	$45,909	$36,297	$46,613

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	17.52%	32.18%	17.00%	16.46%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 3000 Growth Index	14.17%	32.22%	18.25%	16.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,608,013,199
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 5,655,972
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,608,013,199
# of Portfolio Holdings	55
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,655,972

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$157,928,377	9.8%
Meta Platforms, Inc. - Class A	$123,935,929	7.7%
NVIDIA Corp.	$107,590,044	6.7%
Visa, Inc. - Class A	$73,326,696	4.6%
Microsoft Corp.	$57,042,526	3.5%
Broadcom, Inc.	$55,342,282	3.4%
Eli Lilly & Co.	$51,835,312	3.2%
Alphabet, Inc. - Class C	$51,333,797	3.2%
Netflix, Inc.	$49,482,662	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$45,877,083	2.9%
Total	$773,694,708	48.1%

Sector Breakdown

Value	Value
Information Technology	31.6%
Consumer Discretionary	17.8%
Communication Services	15.5%
Health Care	13.0%
Industrials	9.3%
Financials	5.6%
Consumer Staples	5.3%
Materials	0.8%
Short-Term Investments	1.4%
Other assets less liabilities	-0.3%

Material Fund Change [Text Block]